Common Stock (Details Narrative) - USD ($)	1 Months Ended								2 Months Ended		3 Months Ended	11 Months Ended
	May. 22, 2015	Apr. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Aug. 31, 2014	Jul. 21, 2014	Jun. 30, 2014	Jun. 16, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2015	Mar. 31, 2015
Common stock shares authorized			300,000,000									300,000,000
Common stock shares par value			$ 0.001									$ 0.001
Common stock issued to founders, Value							$ 1					$ 1
Common stock issued to founders, Shares							8,050
Common stock issued for cash, Value			$ 35,000									35,000
Common stock issued for cash, Shares			1,675
Conversion of common stock amount	$ 645,000
Accrued stock based compensation			$ 5,857								$ 27,206	5,857
Shares granted			1,925								160,000
Stock-based compensation expense									$ 190	$ 190	$ 198,454	$ 6,219
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												5 years
Incentive stock option grants percentage												10.00%
Restricted Stock [Member]
Shares granted			225	400	250	100		950
Shares issued grant date fair value			$ 4,704	$ 8,360	$ 5,226	$ 2,090		$ 19,855				$ 4,704
Shares vesting period			5 years	5 years	5 years	5 years		5 years
Shares vesting percentage			25.00%	25.00%	25.00%	25.00%		25.00%
Stock-based compensation expense				$ 1,133	$ 806	$ 362		$ 3,918
Restricted Stock [Member] | Two Consultant [Member]
Shares granted								400
Stock Incentive Plan 2014 [Member]
Common stock reserved to grant Options								1,950
National Science Foundation [Member]
Conversion of common stock		10,000
Conversion of common stock amount		$ 21